Expense Example - Transamerica Large Value Opportunities	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	78	243	422	942	103	322	558	1,236	52	164	285	640